U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form.
                              Please print or type.



     1. Name and address of issuer: The Target Portfolio Trust, 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102-4077.

     2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                       [x]

     3.   Investment Company Act File Number:  811-7064.
          Securities Act File Number:  33-50476.

     4(a).      Last  day of fiscal year for which this Form is filed:  December
          31, 1997.

          (b). [ ] Check box if this Form is being filed late (i.e. more than 90
          calendar  days  after  the  end of the issuer's  fiscal  year).   (See
          Instruction A.2.)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).      [ ] Check box if this is the last time the issuer will be filing this Form

     5.   Calculation of registration fee:

        (i)  Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f):                     $1,830,018,024

       (ii)  Aggregate price of securities redeemed
             or repurchased during the fiscal year
             (if applicable):                      $1,760,734,327

      (iii)  Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending no earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to the
             Commission.                           $            0

        (iv)Total available redemption credits
             [add items 5(ii) and 5(iii)].          $1,760,734,327

        (v)  Net sales - If item 5(i) is greater
             than Item 5(iv) [subtract item 5(iv)
             from item 5(i)].                       $   69,283,697

       (vi)  Redemption credits available for use
             in future years - If item 5(i) is less
             than item 5(iv) [subtract item 5(iv)
             from item (5(i)]                       $            0

      (vii)  Multiplier for determining registration
             fee (See instruction C.9):             x      .000295

     (viii)  Registration fee due [multiply item 5(v)
             by item 5(vii)] enter "0" if no fee is
             due.                                   =$   20,438.69

     6.   Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
          here:    0.

     7.   Interest due - if this Form is being filed
          more than 90 days after the end of the of
          the issuer's fiscal year (See Instruction D):         +$    0

     8.   Total amount of the registration fee due
          plus any interest due [line 5(viii) plus
          line 7]:                                  =$   20,438.69

     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 23, 1998


          Method of Delivery:

          [x] Wire Transfer
          [ ] Mail or other means



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)      /s/ S Jane Rose

                         S. Jane Rose
                         Secretary

Date  March 23, 1998